Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015
BMO Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Balanced Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide total investment return from income and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in shares of other mutual funds, including affiliated and unaffiliated funds (underlying funds), according to an asset allocation strategy developed by the Adviser. The Fund may invest in different combinations and weightings of affiliated and unaffiliated funds without limit. The Fund normally targets an allocation of approximately 40% of its total assets in funds that invest principally in fixed income securities and 60% of its total assets in funds that invest principally in equity securities. Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 30-50% of its total assets in funds that invest principally in fixed income securities and 50-70% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. Fixed income securities in which the underlying funds may invest include corporate bonds and government, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds), and in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund’s total assets, is set forth below.

BMO Fund	Equity	Fixed Income	Money Market Funds
Conservative Allocation	10% - 30%	70% - 100%	0% - 10%
Moderate Allocation	30% - 50%	50% - 70%	0% - 10%
Balanced Allocation	50% - 70%	30% - 50%	0% - 10%
Growth Allocation	70% - 90%	10% - 30%	0% - 10%
Aggressive Allocation	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, derivatives, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:
  Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract may also result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

  Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

  Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

  Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.
  High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.
  Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (Collective Fund) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. On May 30, 2014, the Fund’s inception date, the assets of the Collective Fund were transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares includes the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (1940 Act) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s and the Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s and the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class Y, R3 and R6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s and the Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s and the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

		The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an average of the 30 largest mutual funds included in this Lipper category.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2005-2014)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period January 1, 2015 through September 30, 2015, the total return for the Class I shares of the Fund was (4.41)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	13.62%
Worst quarter	12/31/2008	(14.17)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I, and after-tax returns for Class Y, Class R3, and Class R6 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class Y, Class R3, and Class R6 will vary.

The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

		The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an average of the 30 largest mutual funds included in this Lipper category.
BMO Balanced Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired (underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	333
5 Years	rr_ExpenseExampleYear05	587
10 Years	rr_ExpenseExampleYear10	1,316
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	333
5 Years	rr_ExpenseExampleNoRedemptionYear05	587
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,316
BMO Balanced Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired (underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	254
5 Years	rr_ExpenseExampleYear05	452
10 Years	rr_ExpenseExampleYear10	1,024
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	254
5 Years	rr_ExpenseExampleNoRedemptionYear05	452
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,024
2005	rr_AnnualReturn2005	6.26%
2006	rr_AnnualReturn2006	11.38%
2007	rr_AnnualReturn2007	6.65%
2008	rr_AnnualReturn2008	(28.29%)
2009	rr_AnnualReturn2009	26.44%
2010	rr_AnnualReturn2010	13.97%
2011	rr_AnnualReturn2011	(1.13%)
2012	rr_AnnualReturn2012	13.21%
2013	rr_AnnualReturn2013	16.18%
2014	rr_AnnualReturn2014	6.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2015 through September 30, 2015, the total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.17%)
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Year	rr_AverageAnnualReturnYear05	9.54%
10 Year	rr_AverageAnnualReturnYear10	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1994
BMO Balanced Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired (underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	411
5 Years	rr_ExpenseExampleYear05	721
10 Years	rr_ExpenseExampleYear10	1,600
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	411
5 Years	rr_ExpenseExampleNoRedemptionYear05	721
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,600
BMO Balanced Allocation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired (underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[2]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	207
5 Years	rr_ExpenseExampleYear05	370
10 Years	rr_ExpenseExampleYear10	845
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	207
5 Years	rr_ExpenseExampleNoRedemptionYear05	370
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 845
BMO Balanced Allocation Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
BMO Balanced Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
BMO Balanced Allocation Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Year	rr_AverageAnnualReturnYear05	15.45%
10 Year	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
BMO Balanced Allocation Fund | Lipper Mixed-Asset Target Allocation Moderate Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Year	rr_AverageAnnualReturnYear05	8.81%
10 Year	rr_AverageAnnualReturnYear10	5.52%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.33% for Class Y, 0.08% for Class I, 0.58% for Class R3, and (0.07)% for Class R6.the amounts shown above through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.